Intangible assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Intangible assets
Carrying amount	¥ 2,335	$ 320	¥ 13,320
Gross carrying amount
Intangible assets
Carrying amount	3,717		15,045
Accumulated amortization
Intangible assets
Carrying amount	(1,382)		(1,725)
-Software | Gross carrying amount
Intangible assets
Carrying amount	¥ 3,717		3,717
-Customer contracts | Gross carrying amount
Intangible assets
Carrying amount			¥ 11,328